POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net employee benefit liability
The following table summarises non-current employee benefit liabilities as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Retirement benefit obligation	89	95
Other employee benefit liabilities	53	67
Total non-current employee benefit liabilities	142	162

Disclosure of expense recognized in consolidated income statement
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Service cost	52	53	49
Past service cost	—	(3)	—
Net interest cost (income)	1	3	2
Administrative expenses	2	2	2
Total cost	55	55	53

Disclosure of changes in other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(120)	30	248
Return on plan assets (greater)/less than discount rate	118	(121)	(183)
Net charge to other comprehensive income	(2)	(91)	65

Disclosure of net defined benefit obligation
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2018	31 December 2017
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,969	1,947
Service cost	52	53
Past service cost	—	(3)
Interest costs on defined benefit obligation	42	43
Plan participants contribution	47	45
Actuarial loss/(gain) - experience	(5)	5
Actuarial loss/(gain) - demographic assumptions	(35)	—
Actuarial loss/(gain) - financial assumptions	(80)	25
Benefit payments	(110)	(90)
Administrative expenses	2	2
Currency translation adjustments	(10)	(50)
Settlements	—	(8)
Benefit obligation at end of plan year	1,872	1,969
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	1,898	1,779
Interest income on plan assets	41	40
Return on plan assets greater/(less) than discount rate	(118)	121
Plan participants contributions	47	45
Employer contributions	56	58
Benefit payments	(110)	(90)
Currency translation adjustment	(10)	(48)
Settlements	—	(7)
Fair value of plan assets at end of plan year	1,804	1,898

Disclosure of fair value of plan assets
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2018	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	201	201	—
Non-US equities	626	626	—
Fixed-income securities:(B)
Corporate bonds and notes	67	43	24
Government bonds	384	384	—
Cash and other short-term investments(C)	7	7	—
Other investments:
Real estate funds(D)	293	27	266
Insurance contracts(E)	226	—	226
	1,804	1,288	516

	Total 31 December 2017	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities:(A)
US equities	226	226	—
Non-US equities	749	693	56
Fixed-income securities:(B)
Corporate bonds and notes	60	34	26
Government bonds	409	387	22
Cash and other short-term investments(C)	10	5	5
Other investments:
Real estate funds(D)	226	14	212
Insurance contracts(E)	218	—	218
	1,898	1,359	539

(A)
Equity securities are comprised of the following investment types: (1) ordinary shares; (2) preference shares; and (3) common trust funds and collective funds. Investments in ordinary and preference shares are valued using quoted market prices multiplied by the number of shares owned. Investments in common trust funds and collective funds are valued at the net asset value per share, which is calculated based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.

(B)
Investments other than those held in common trust funds and collective funds are valued utilising a market approach. The value of such assets is primarily sourced from broker quotes in active markets. Bonds are held mainly in the currency of the geography of the plan.

(C)	Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash, actively managed common trust funds or interest bearing accounts.

(D)
Real estate funds, mainly related to the GB Scheme, are valued at the net asset value per share. For quoted funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date. For unquoted funds, this is calculated using the most recent partnership financial reports, adjusted, as appropriate, for any lag between the date of the financial reports and the measurement date (as of 31 December 2018, it is not probable that these investments will be sold at an amount other than net asset value).

(E)
Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations. The significant majority of these are reinsurance contracts relating to benefit arrangements in Germany.

Disclosure of defined benefit plans
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Net benefit status:
Present value of obligation	(1,872)	(1,969)
Fair value of assets	1,804	1,898
Net benefit status:	(68)	(71)
Retirement benefit surplus	21	24
Retirement benefit obligation	(89)	(95)
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2018	31 December 2017
Financial assumptions	%	%
Discount rate	2.5	2.3
Rate of compensation increase	3.1	3.1
Rate of price inflation	2.9	2.9

Demographic assumptions (weighted average)(A)	31 December 2018	31 December 2017
Retiring at the end of the reporting period
Male	21.3	21.4
Female	23.9	24.3
Retiring 15 years after the end of the reporting period
Male	22.3	22.7
Female	25.0	25.6

(A)	These assumptions translate into an average life expectancy in years, post retirement, for an employee retiring at age 65.

Disclosure of sensitivity analysis for actuarial assumptions
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal assumptions		2018	2017	2018	2017
Discount rate	0.5%	(8.6)	(9.1)	9.8	10.6
Rate of compensation increase	0.5%	2.4	2.6	(2.2)	(2.4)
Rate of price inflation	0.5%	8.1	8.9	(6.6)	(7.8)
Mortality rates	1 year	2.9	2.5	(3.0)	(2.4)